Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 96.6%
	Consumer Staples – 6.2%
$7,080	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$7,182,943
1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,125,990
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/21 at 100.00	Ba1	1,572,669
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	608,670
1,005	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/21 at 100.00	N/R	1,005,352
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	3/21 at 100.00	B-	1,521,195
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	760,597
830	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	898,467
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	658,513
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	369,734
2,510	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,701,990
17,655	Total Consumer Staples			18,406,120
	Education and Civic Organizations – 5.4%
	Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021:
3,000	4.000%, 9/01/47	9/30 at 100.00	A	3,353,610
2,000	4.000%, 9/01/52	9/30 at 100.00	A	2,226,720
1,655	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Housing Project, Series 2014D-2, 4.000%, 4/01/33	4/22 at 100.00	Aa3	1,708,672
	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A:
1,000	4.000%, 3/01/22	No Opt. Call	Aa3	1,037,840
250	4.000%, 3/01/27	3/24 at 100.00	Aa3	272,660

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
$1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	$1,704,280
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,015,620
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32 (4)	9/21 at 100.00	N/R	310,000
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,494,365
15,730	Total Education and Civic Organizations			16,123,767
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	1,429,316
	Health Care – 7.1%
385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	472,530
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,184,080
400	5.000%, 12/01/41	12/26 at 100.00	Ba1	434,024
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,046,010
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,098,480
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A:
305	5.000%, 7/01/43	7/28 at 100.00	A	360,641
5,000	5.000%, 7/01/48	7/28 at 100.00	A	5,873,100
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc, Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	AA-	3,174,540
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,268,340
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B:
2,205	4.000%, 3/01/37	3/30 at 100.00	AA-	2,575,815
1,490	4.000%, 3/01/38	3/30 at 100.00	AA-	1,735,194
18,735	Total Health Care			21,222,754
	Industrials – 1.3%
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	3/21 at 100.00	B-	426,215
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,465,940
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,098,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	$223,555
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	473,215
3,480	Total Industrials			3,687,465
	Long-Term Care – 3.1%
2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	2,450,025
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	3/21 at 100.00	BBB	3,132,844
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,879,502
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	700,823
9,005	Total Long-Term Care			9,163,194
	Tax Obligation/General – 20.5%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,299,861
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,329,780
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,145,810
2,000	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, School Series 2020A, 3.000%, 10/01/28	No Opt. Call	Aaa	2,295,420
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,419,852
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,148,340
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,452,384
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,750,080
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,480,850
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	579,225
5,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A, 4.000%, 9/01/34	9/27 at 100.00	AAA	5,796,350
620	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26	No Opt. Call	A1	760,300
3,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A1	3,073,740

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	A1	$1,229,480
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37	9/26 at 100.00	Aa3	404,573
2,155	4.000%, 9/01/38	9/26 at 100.00	Aa3	2,383,883
1,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45	9/27 at 100.00	A1	1,118,380
2,575	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019, 4.000%, 9/01/48	9/27 at 100.00	A1	2,826,217
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	7/21 at 100.00	AA	2,401,866
4,715	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	4,944,951
	Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021:
205	3.000%, 9/01/31	9/28 at 100.00	Aa3	225,441
200	3.000%, 9/01/34	9/28 at 100.00	Aa3	217,866
1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	1,309,071
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	522,325
465	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017, 4.000%, 9/01/30 – BAM Insured	9/26 at 100.00	AA	537,949
	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A:
1,325	4.000%, 9/01/30	9/27 at 100.00	AA	1,558,478
1,650	4.000%, 9/01/31	9/27 at 100.00	AA	1,936,324
500	4.000%, 9/01/32	9/27 at 100.00	AA	585,550
	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000	5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,332,080
500	4.250%, 12/01/44 (AMT)	12/25 at 100.00	AA+	547,915
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,515,441
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,220,210
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,120,770
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,128,270
200	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28	8/24 at 100.00	AA	212,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A:
$1,515	3.000%, 8/01/30 – BAM Insured	8/28 at 100.00	AA	$1,685,180
2,395	3.000%, 8/01/31 – BAM Insured	8/28 at 100.00	AA	2,651,768
54,560	Total Tax Obligation/General			61,148,094
	Tax Obligation/Limited – 24.8%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	616,235
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,691,383
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,800,084
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,601,820
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,118,620
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,217,340
250	4.000%, 11/15/39	11/25 at 100.00	BB	260,730
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	BB	1,033,490
500	5.000%, 1/01/31	1/22 at 100.00	BB	512,880
875	5.125%, 1/01/42	1/22 at 100.00	BB	894,950
1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,950,798
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	5/21 at 100.00	BB	996,831
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BB	1,132,420
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,312,580
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,150,830
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,143,090
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,592,908
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,727,317
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,044,199
3,295	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/21	No Opt. Call	AA	3,374,904
5,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/27	9/24 at 100.00	AA	5,745,950
	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B:
1,000	5.000%, 9/01/29	9/25 at 100.00	AA	1,181,870
1,500	5.000%, 9/01/35	9/25 at 100.00	AA	1,764,855
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,758,090

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc, Series 2019H-1:
$1,170	4.000%, 9/01/30	9/27 at 100.00	Aa2	$1,365,016
1,265	4.000%, 9/01/32	9/27 at 100.00	Aa2	1,459,241
1,350	3.000%, 9/01/34	9/27 at 100.00	Aa2	1,425,559
7,735	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/44	3/29 at 100.00	BB-	7,849,942
1,425	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/21 at 100.00	BBB	1,425,427
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
200	0.000%, 12/15/29 (4)	12/22 at 100.00	N/R	100,000
200	0.000%, 12/15/34 (4)	12/22 at 100.00	N/R	100,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,537,183
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
410	2.295%, 7/01/27	No Opt. Call	C	393,887
295	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	331,373
430	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	485,036
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,241,180
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	1,112,470
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,109,080
1,800	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	1,850,364
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A	1,577,048
1,260	5.000%, 12/01/26	12/24 at 100.00	A	1,447,085
1,175	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,174,213
495	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	396,975
68,565	Total Tax Obligation/Limited			74,005,253
	Transportation – 7.2%
1,120	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,254,624

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
$1,950	6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	$2,089,737
500	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	534,000
1,330	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT)	No Opt. Call	Baa2	1,390,834
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,105,410
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	2,362,500
	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 9/01/30	9/29 at 100.00	Aa2	1,309,400
1,100	5.000%, 9/01/38	9/29 at 100.00	Aa2	1,389,762
1,000	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2020A, 3.000%, 9/01/26	No Opt. Call	Aa2	1,126,360
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (AMT)	9/26 at 100.00	BB-	111,967
1,515	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,686,680
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	1,734,803
2,155	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	2,190,773
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	2,302,260
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	989,680
19,420	Total Transportation			21,578,790
	U.S. Guaranteed – 8.2% (5)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,172,220
	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A:
935	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	1,039,654
565	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	628,964
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 (Pre-refunded 6/01/25), 144A	6/25 at 100.00	Baa2	1,753,635
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	557,060
2,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	2,239,840

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40 (Pre-refunded 10/01/26)	10/26 at 100.00	Aa3	$2,478,520
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,076,700
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	4,134,200
2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	AA-	2,054,840
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,143,760
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28 (Pre-refunded 9/01/21)	9/21 at 100.00	A	1,571,840
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,679,700
22,535	Total U.S. Guaranteed			24,530,933
	Utilities – 12.3%
1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	1,569
130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	137,820
600	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	743,958
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	109,586
1,750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,896,265
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	421,848
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,890,348
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
2,650	5.000%, 10/01/33	10/27 at 100.00	BBB	3,087,462
3,750	5.000%, 10/01/40	10/27 at 100.00	BBB	4,297,125
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,460,332
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,120,630
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,118,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
$1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	$1,181,600
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,179,710
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,177,200
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,658,340
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,504,940
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,362,342
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	644
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	3/21 at 100.00	AA	496,181
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
2,480	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	2,923,300
1,065	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	1,300,301
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
475	3.000%, 10/01/28	10/26 at 100.00	Aa3	519,565
355	3.000%, 10/01/29	10/26 at 100.00	Aa3	385,814
780	3.000%, 10/01/30	10/26 at 100.00	Aa3	843,242
580	3.000%, 10/01/31	10/26 at 100.00	Aa3	622,531
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/21 at 100.00	CCC	1,481,627
200	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A, 5.000%, 10/01/22	No Opt. Call	AA-	215,142
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,582,595
35,495	Total Utilities			36,721,727
$266,200	Total Municipal Bonds (cost $277,081,140)			288,017,413

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 0.8%
	Electric Utilities – 0.8%
89,726	Energy Harbor Corp, (6), (7), (8)	$2,523,544
	Total Common Stocks (cost $2,547,413)	2,523,544
	Total Long-Term Investments (cost $279,628,553)	290,540,957
	Other Assets Less Liabilities – 2.6%	7,692,314
	Net Assets – 100%	$298,233,271
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$288,017,413	$ —	$288,017,413
Common Stocks	—	2,523,544	—	2,523,544
Total	$ —	$290,540,957	$ —	$290,540,957

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.3%
	MUNICIPAL BONDS – 103.3%
	Education and Civic Organizations – 15.4%
$155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$159,444
1,060	Eastern Kentucky University, General Receipts Bonds, Series 2017A, 5.000%, 4/01/26	No Opt. Call	A1	1,275,021
	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Stamping Ground, Transylvania University Project, Refunding Series 2021A:
1,040	4.000%, 3/01/46	3/30 at 100.00	A-	1,133,226
705	4.000%, 3/01/49	3/30 at 100.00	A-	766,145
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,000	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,248,360
6,250	5.000%, 1/01/45	7/25 at 100.00	BBB+	6,886,500
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	A	949,131
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	765,646
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	450,336
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,191,420
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	837,998
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,923,946
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,277,845
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,307,362
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,245,516
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,643,800
4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	5,067,545
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,301,400
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	284,882
2,005	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2011A, 5.000%, 9/01/26	9/21 at 100.00	A+	2,048,529

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,910	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	A+	$1,951,466
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,379,751
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,107,018
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,365	4.000%, 9/01/30 – AGM Insured	9/28 at 100.00	AA	1,582,499
1,420	4.000%, 9/01/31 – AGM Insured	9/28 at 100.00	AA	1,637,729
2,500	University of Louisville, Kentucky, Revenue Bonds, Refunding General Reciepts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	2,817,300
	Western Kentucky University, General Receipts Revenue Bonds, Refunding Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,182,216
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,320,832
50,210	Total Education and Civic Organizations			56,742,863
	Health Care – 13.7%
10,295	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	10,612,704
	Glasgow, Kentucky, Healthcare Revenue Bonds, TJ Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB	101,641
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,035,240
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,365,608
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc, Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,330,960
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A2	3,539,400
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa3	554,190
6,385	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44	8/29 at 100.00	BBB+	7,733,576
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	123,477
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	123,041
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,028,025
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,210,080

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A:
$900	5.000%, 4/01/23	No Opt. Call	AA-	$986,022
600	5.000%, 4/01/24	No Opt. Call	AA-	681,522
600	5.000%, 4/01/25	No Opt. Call	AA-	703,260
500	5.000%, 4/01/26	No Opt. Call	AA-	601,980
500	5.000%, 4/01/27	No Opt. Call	AA-	617,755
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A+	2,095,711
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,110,960
45,370	Total Health Care			50,555,152
	Housing/Multifamily – 0.3%
1,020	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	4/21 at 100.00	N/R	1,021,968
	Housing/Single Family – 0.1%
415	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B, 3.100%, 7/01/22	7/21 at 100.00	AAA	418,967
	Tax Obligation/Limited – 29.9%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,438,350
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,037,130
1,560	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020A, 5.000%, 6/01/28	No Opt. Call	AA-	1,980,857
1,135	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,137,009
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	10,015,720
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	12,135,760
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
1,050	5.000%, 9/01/24	No Opt. Call	A3	1,200,612
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,690,617
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,796,998
555	5.000%, 9/01/28	No Opt. Call	A3	700,604

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A:
$13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	$15,439,242
4,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	4,950,545
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,739,081
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	8,349,250
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,068,420
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,063,125
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
1,250	5.000%, 7/01/30	7/22 at 100.00	Aa3	1,323,025
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa3	7,132,807
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,109,000
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,314,630
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	654,880
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	593,795
3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A1	3,028,050
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	998,300
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,739	4.500%, 7/01/34	7/25 at 100.00	N/R	7,355,012
89	4.550%, 7/01/40	7/28 at 100.00	N/R	97,014
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,493,369
95,533	Total Tax Obligation/Limited			109,843,202
	Transportation – 9.3%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A1	1,893,968
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,161,984
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,032,782
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,152,877

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	$5,142,571
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa3	1,916,200
700	0.000%, 7/01/32	7/28 at 76.98	Baa3	441,686
1,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa3	1,166,180
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	274,178
11,500	6.000%, 7/01/53	7/23 at 100.00	Baa3	12,666,675
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,751,754
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,685,610
30,795	Total Transportation			34,286,465
	U.S. Guaranteed – 13.1% (6)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
3,500	5.000%, 8/15/42 (Pre-refunded 8/15/21)	8/21 at 100.00	N/R	3,575,670
3,645	5.250%, 8/15/46 (Pre-refunded 8/15/21)	8/21 at 100.00	N/R	3,727,924
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2008-A2:
3,520	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	A3	3,499,162
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	A3	3,702,975
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	10,902,900
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	2,871,248
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	532,010
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,291,946
1,100	5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,169,663
1,000	5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,064,720
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	3,517,108
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	8,623,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$3,250	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/35 (Pre-refunded 4/01/23)	4/23 at 100.00	A+	$3,568,727
45,550	Total U.S. Guaranteed			48,047,653
	Utilities – 20.4%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,137,268
2,630	Campbell and Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Refunding Series 2020, 5.000%, 8/01/28	No Opt. Call	AA	3,368,189
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,620,498
2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	3,052,094
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,417,702
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,331,600
2,570	Lexington-Fayette Urban County Government, Kentucky, Sewer System Revenue Bonds, Series 2019, 4.000%, 4/01/31	4/29 at 100.00	AA+	3,066,961
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	7,747,275
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,303,450
1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	1,059,490
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
795	5.000%, 5/15/27	11/24 at 100.00	AA	919,243
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	1,923,016
440	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	441,465
1,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.850%, 10/01/33 (Mandatory Put 4/01/21)	No Opt. Call	A1	1,001,250
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,805,293
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,647,766
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,390,700
5	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	3/21 at 100.00	AA	5,014

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
$225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	$231,624
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,145,860
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,264,879
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,870,129
5,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	6,269,283
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	3,143,908
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	404,339
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	462,178
3,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (AMT) (Mandatory Put 9/01/27)	No Opt. Call	A1	3,133,763
67,025	Total Utilities			75,164,237
	Water and Sewer – 1.1%
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	18.087%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,263,022
1,070	18.120%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,808,856
2,400	Total Water and Sewer			4,071,878
$338,318	Total Long-Term Investments (cost $355,956,727)			380,152,385
	Floating Rate Obligations – (8.1)%			(29,845,000)
	Other Assets Less Liabilities – 4.8%			17,816,982
	Net Assets – 100%			$368,124,367

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$380,152,385	$ —	$380,152,385

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.3%
	MUNICIPAL BONDS – 102.3%
	Consumer Staples – 0.7%
$1,965	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	$2,449,156
	Education and Civic Organizations – 21.1%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,635,918
	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	A+	1,415,370
2,020	5.000%, 10/01/34	10/29 at 100.00	A+	2,446,381
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,279,285
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,193,737
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,347,520
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	393,603
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	281,062
250	5.000%, 12/01/32	12/24 at 100.00	A+	279,290
305	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 3.250%, 2/01/24	No Opt. Call	BB+	310,868
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BB+	513,900
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	774,772
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,334,588
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,243,361
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,092,302
	Northern Michigan University, General Revenue Bonds, Series 2018A:
500	5.000%, 12/01/32	6/28 at 100.00	A1	600,525
400	5.000%, 12/01/34	6/28 at 100.00	A1	477,488
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,621,377
4,990	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50	3/29 at 100.00	A1	5,836,853

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	$616,759
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	5,845,150
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,221,520
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,450,753
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,651,510
3,345	5.000%, 4/01/47	4/27 at 100.00	AAA	3,997,108
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,345,860
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,312,240
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,677,061
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	932,456
3,090	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/36	11/29 at 100.00	Aa3	3,847,050
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	746,447
59,790	Total Education and Civic Organizations			69,722,114
	Health Care – 5.8%
1,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA	1,011,650
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	809,568
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,741,360
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,449,585
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	1,408,038
2,955	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	3,444,259
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	3,371,760
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A+	1,791,993
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,319,013
17,265	Total Health Care			19,347,226
	Tax Obligation/General – 32.1%
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,598,089

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,350	Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 4.000%, 5/01/50	5/30 at 100.00	Aa1	$3,861,846
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,071,351
3,450	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/50	5/30 at 100.00	AA	3,967,845
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,238,350
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,085,936
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,612,675
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,706,435
850	Chelsea School District, Washtenaw and Jackson, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39	5/30 at 100.00	AA	1,072,471
250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	274,333
1,575	East Lansing School District, Ingham and Clinton Counties, Michigan, General Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44	5/30 at 100.00	AA	1,967,080
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,420,120
1,000	Godfrey-Lee Public School District, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2021, 4.000%, 5/01/43 (WI/DD, settling 3/10/21)	5/31 at 100.00	AA	1,190,080
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,184,940
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,427,263
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,264,810
1,750	5.000%, 11/01/37 – AGM Insured	5/29 at 100.00	AA	2,203,687
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,853,265
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,536,225
1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA	1,069,254
3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	3,598,620
1,700	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	2,164,236

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
$500	5.000%, 4/01/26	No Opt. Call	AA+	$605,300
500	5.000%, 4/01/31	4/27 at 100.00	AA+	615,220
	Kent County, Michigan, General Obligation Bonds, Limited Tax Refunding Series 2019:
500	4.000%, 12/01/29	No Opt. Call	AAA	616,385
955	4.000%, 12/01/30	No Opt. Call	AAA	1,193,110
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,247,473
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,741,275
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,320,880
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,066,050
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	231,496
1,050	Macomb Interceptor Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Refunding Clintondale Pump Station Improvements Series 2020, 5.000%, 5/01/31	No Opt. Call	AA+	1,408,040
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	260,167
375	4.000%, 5/01/28	5/27 at 100.00	AA	444,926
550	4.000%, 5/01/29	5/27 at 100.00	AA	648,582
265	4.000%, 5/01/31	5/27 at 100.00	AA	308,259
215	4.000%, 5/01/32	5/27 at 100.00	AA	248,727
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,218,230
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
6,000	4.000%, 11/01/50	11/30 at 100.00	AA	6,859,140
2,500	4.000%, 11/01/55	11/30 at 100.00	AA	2,863,025
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,035,970
1,275	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A, 4.000%, 5/15/38	5/30 at 100.00	Aa1	1,527,272
	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I:
1,495	5.000%, 5/01/41 (UB) (4)	5/30 at 100.00	AA	1,875,911
2,465	5.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AA	3,058,030

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
$550	5.000%, 11/01/33	11/25 at 100.00	AA	$655,215
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,527,670
1,175	Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44	5/30 at 100.00	Aa2	1,467,505
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,804,466
600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	604,764
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,312,872
1,915	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,158,262
3,115	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,922,065
3,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/50	5/30 at 100.00	Aa1	4,464,740
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	4,865,520
2,625	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	2,898,604
89,125	Total Tax Obligation/General			106,444,062
	Tax Obligation/Limited – 14.0%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,296,122
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,448,318
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,078,960
4,070	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1, 5.000%, 10/01/39	10/24 at 100.00	AA-	4,610,455
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,355,560
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,852,343
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,098,152
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,177,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I:
$520	5.000%, 4/15/36	10/29 at 100.00	Aa2	$665,735
1,000	4.000%, 10/15/49	10/29 at 100.00	Aa2	1,144,210
1,000	4.000%, 4/15/54	10/29 at 100.00	Aa2	1,140,710
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,737,300
9,170	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	10,781,536
685	Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	741,108
	Michigan State, Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,048,383
700	5.000%, 11/15/36	11/21 at 100.00	AA+	722,519
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,290	4.500%, 7/01/34	7/25 at 100.00	N/R	5,773,559
1,676	4.550%, 7/01/40	7/28 at 100.00	N/R	1,826,924
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	817,538
40,751	Total Tax Obligation/Limited			46,316,682
	Transportation – 3.1%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	1,035,200
1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,484,313
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A1	2,147,780
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,072,260
1,700	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44 (AMT)	12/24 at 100.00	A1	1,915,798
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A1	2,439,760
8,950	Total Transportation			10,095,111
	U.S. Guaranteed – 6.4% (5)
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa1	729,068
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,225,503
365	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	380,472

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	$533,463
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	19.315%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	266,123
800	19.315%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	851,592
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,180,060
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+	2,142,506
2,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	2,166,980
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	10,353
2,295	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,378,630
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	392,995
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,956,160
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	2,120,040
20,310	Total U.S. Guaranteed			21,333,945
	Unknown Sector – 0.7%
1,835	Elk Rapids Schools, 4.000%, 5/01/43 (WI/DD, settling 3/25/21)	5/31 at 100.00	AA	2,175,099
	Utilities – 18.4%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,016,643
2,500	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020, 4.000%, 1/01/50	1/30 at 100.00	AA	2,863,525
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	AA	1,679,265
800	5.000%, 1/01/39	1/24 at 100.00	AA	892,976
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA	378,991
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	1,975,938
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,465,300
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,803,225

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
$1,000	5.000%, 1/01/33	1/25 at 100.00	AA	$1,159,620
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,155,930
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	1,903,331
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,545,375
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,232,350
9,835	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	12,174,746
7,400	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	9,549,774
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	1,211,970
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,481,228
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,203,130
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,255,706
885	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/31	10/30 at 100.00	Aaa	1,195,139
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,705,110
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,383,809
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,432,630
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/32	10/30 at 100.00	Aaa	1,546,232
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,094,380
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,099,270
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	509,690
51,050	Total Utilities			60,915,283
$291,041	Total Long-Term Investments (cost $321,973,742)			338,798,678
	Floating Rate Obligations – (4.6)%			(15,200,000)
	Other Assets Less Liabilities – 2.3%			7,695,198
	Net Assets – 100%			$331,293,876

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$338,798,678	$ —	$338,798,678

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.1%
	MUNICIPAL BONDS – 96.1%
	Consumer Staples – 2.0%
$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	3/21 at 100.00	AA-	$3,009,690
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,254,999
11,840	Total Consumer Staples			14,264,689
	Education and Civic Organizations – 10.1%
	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A:
1,200	4.000%, 11/01/33	11/24 at 100.00	AA+	1,329,264
2,350	4.000%, 11/01/34	11/24 at 100.00	AA+	2,598,465
4,390	Curators of the University of Missouri, System Facilities Revenue Bonds, Taxable Series 2020A, 5.000%, 11/01/30	No Opt. Call	AA+	5,890,590
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,109,820
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,257,971
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,118,398
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,382,900
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,171,570
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,607,235
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,829,724
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	586,995
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,551,233
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,488,009
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,100,680

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	$4,320,083
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,734,414
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	668,310
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,806,890
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	3,970,605
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,243,655
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa2	1,222,013
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
260	4.000%, 10/01/31	10/27 at 100.00	A+	290,038
285	4.000%, 10/01/32	10/27 at 100.00	A+	316,726
500	4.000%, 10/01/33	10/27 at 100.00	A+	553,765
400	4.000%, 10/01/34	10/27 at 100.00	A+	441,876
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,826,386
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	3/21 at 100.00	N/R	994,110
1,100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,117,644
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A2	890,693
63,270	Total Education and Civic Organizations			71,420,062
	Health Care – 21.2%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	702,844
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	BBB-	1,597,328
1,000	5.000%, 8/01/30	8/26 at 100.00	BBB-	1,093,510
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA	543,261
4,000	5.000%, 6/01/33	6/22 at 100.00	AA	4,155,800
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,287,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	$1,457,580
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	1,442,236
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,312,209
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,765,282
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,331,366
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,380,589
485	5.000%, 10/01/42	10/27 at 100.00	A-	564,239
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,822,351
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,697,701
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2020A:
290	5.000%, 2/15/29	No Opt. Call	A	365,116
310	5.000%, 2/15/30	No Opt. Call	A	394,422
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016:
100	5.000%, 11/15/31	5/26 at 100.00	A+	118,503
1,060	4.000%, 11/15/33	5/26 at 100.00	A+	1,175,816
4,200	5.000%, 11/15/34	5/26 at 100.00	A+	4,939,452
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,087,339
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	1,205,140
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,104,580
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,335,578
9,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,073,618
1,905	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%, 11/01/40	11/30 at 100.00	Baa2	2,221,039
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475	5.000%, 11/15/44	11/23 at 100.00	A2	1,586,967
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,201,444

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
$2,200	5.000%, 11/15/32	11/25 at 100.00	A2	$2,534,004
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,721,168
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
880	5.000%, 11/15/35	5/29 at 100.00	A2	1,078,211
975	5.000%, 11/15/37	5/29 at 100.00	A2	1,186,907
3,000	4.000%, 11/15/49	5/29 at 100.00	A2	3,304,050
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,019,350
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,132,150
225	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	A+	234,290
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	A+	940,189
2,355	4.250%, 11/15/48	11/24 at 100.00	A+	2,517,566
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050	4.000%, 11/15/36	11/27 at 100.00	A+	1,182,636
2,395	4.000%, 11/15/37	11/27 at 100.00	A+	2,690,615
5,295	4.000%, 11/15/47	11/27 at 100.00	A+	5,839,750
2,750	5.000%, 11/15/47	11/27 at 100.00	A+	3,228,720
1,000	4.000%, 11/15/49	11/27 at 100.00	A+	1,099,230
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A:
1,000	5.000%, 6/01/27	No Opt. Call	A+	1,236,080
1,330	5.000%, 6/01/30	12/28 at 100.00	A+	1,666,118
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
2,000	4.000%, 6/01/50	6/30 at 100.00	A+	2,254,360
10,000	4.000%, 6/01/53	6/30 at 100.00	A+	11,248,900
1,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44	2/29 at 100.00	AA-	2,157,836
1,130	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	A+	1,273,838

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
$1,500	3.500%, 12/01/32	6/25 at 100.00	A+	$1,572,705
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,247,160
500	3.625%, 12/01/34	6/25 at 100.00	A+	524,715
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,249,468
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,256,760
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
345	5.000%, 6/01/26	6/24 at 100.00	AA-	389,857
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,220,560
1,165	4.000%, 6/01/32	6/24 at 100.00	AA-	1,244,138
265	4.000%, 6/01/33	6/24 at 100.00	AA-	282,485
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035	4.000%, 6/01/48	6/28 at 100.00	AA-	1,145,435
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,781,280
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,303,690
3,030	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,271,491
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	2,996,496
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	3,982,697
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	899,994
2,250	4.000%, 11/15/36	11/25 at 100.00	N/R	2,275,875
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,131,190
1,160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,262,799
136,260	Total Health Care			150,547,833
	Housing/Multifamily – 0.1%
1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,055,700
	Housing/Single Family – 0.2%
1,055	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	1,141,500

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$260	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	$276,346
1,315	Total Housing/Single Family			1,417,846
	Long-Term Care – 3.7%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,053,989
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	988,137
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,000	5.000%, 2/01/35	2/24 at 100.00	BBB	1,076,540
1,500	5.000%, 2/01/44	2/24 at 100.00	BBB	1,602,975
5,550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	6,136,302
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
1,000	5.000%, 2/01/42	2/29 at 102.00	BBB	1,175,910
3,580	4.000%, 2/01/48	2/29 at 100.00	BBB	3,763,403
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	569,509
2,715	5.000%, 9/01/42	9/22 at 100.00	BB+	2,792,323
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,767,710
2,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	2,202,280
500	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	515,345
24,975	Total Long-Term Care			26,644,423
	Tax Obligation/General – 13.9%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
190	5.000%, 3/01/29	3/21 at 100.00	AA-	190,665
210	5.000%, 3/01/30	3/21 at 100.00	AA-	210,735
170	4.750%, 3/01/31	3/21 at 100.00	AA-	170,473
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,080,060
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
960	5.000%, 3/01/33	3/22 at 100.00	N/R	1,004,400
40	5.000%, 3/01/33	3/22 at 100.00	AA-	41,829
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,956,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	$4,122,942
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,270,700
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,315,602
600	Clay County School District 40, Excelsior Springs, Missouri, General Obligation Bonds, School Building Series 2020, 5.000%, 3/01/33	3/30 at 100.00	AA+	776,124
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,331,530
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,450,633
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,166,390
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,241,840
450	4.000%, 3/01/36	3/27 at 100.00	AA+	506,255
375	4.000%, 3/01/37	3/27 at 100.00	AA+	420,731
500	4.000%, 3/01/38	3/27 at 100.00	AA+	559,760
1,000	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017, 4.000%, 3/01/34	3/27 at 100.00	AA+	1,152,970
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,637,265
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,089,930
1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	2,177,010
1,000	Franklin County Reorganized School District R-XI Union, Missouri, General Obligation Bonds, Series 2020A, 5.000%, 3/01/36	3/25 at 100.00	AA+	1,159,560
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,181,840
1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	2,444,110
1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	1,618,694
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,121,300
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,263,510
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,252,310
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,248,950
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,481,168

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	$1,292,310
1,635	Jasper County School District R-9, Carthage, Missouri, General Obligation Bonds, Refunding Series 2020B, 4.000%, 3/01/33	3/29 at 100.00	AA+	1,915,059
700	Jefferson City School District, Missouri, General Obligation Bonds, Series 2017, 4.000%, 3/01/29	3/26 at 100.00	AA+	803,467
825	Johnson County School District R-VI Warrensburg, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/28 at 100.00	AA+	983,779
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,316,880
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,178,500
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,750,785
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,157,290
1,265	Kansas City, Missouri, General Obligation Bonds, Refunding Series 2015A, 5.000%, 2/01/27	2/24 at 100.00	AA	1,422,923
1,190	Kansas City, Missouri, General Obligation Bonds, Series 2020A, 4.000%, 2/01/37	2/30 at 100.00	AA	1,427,607
475	Lindbergh Schools, Saint Louis County, Missouri, General Obligation Bonds, Series 2019A, 5.000%, 3/01/32	3/27 at 100.00	Aa1	580,697
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,178,394
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,222,920
1,775	Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue Bones, Series 2020B, 5.000%, 2/01/47 – AGM Insured	2/28 at 100.00	AA	2,079,856
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	647,520
325	5.000%, 3/01/34	3/26 at 100.00	A+	386,692
685	5.000%, 3/01/35	3/26 at 100.00	A+	813,362
	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding & School Building Series 2019:
1,000	4.000%, 3/01/36	3/27 at 100.00	AA+	1,138,430
1,000	4.000%, 3/01/37	3/27 at 100.00	AA+	1,135,330
550	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2019B, 4.000%, 3/01/34	3/30 at 100.00	AA+	665,984
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	544,965
425	Orchard Farm R-V School District, Saint Charles County, Missouri, Certificates of Participation, Series 2020, 4.000%, 4/01/32	4/29 at 100.00	A+	492,779
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,118,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	$2,363,000
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,592,850
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,283,480
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,334,976
355	Riverview Fire Protection District, St Louis County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2020, 4.000%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	414,068
4,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020, 3.000%, 3/01/34	3/28 at 100.00	AA	4,345,240
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,184,190
985	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35	3/29 at 100.00	AA	1,173,815
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,091,210
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,091,210
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
650	4.000%, 3/01/31	3/27 at 100.00	AA	753,428
705	4.000%, 3/01/33	3/27 at 100.00	AA	807,895
550	4.000%, 3/01/35	3/27 at 100.00	AA	620,416
600	4.000%, 3/01/37	3/27 at 100.00	AA	673,170
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,728,525
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,041,447
86,620	Total Tax Obligation/General			98,399,075
	Tax Obligation/Limited – 18.0%
795	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	796,630
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019:
325	5.000%, 10/01/30	10/29 at 100.00	AA	423,846
1,165	4.000%, 10/01/34	10/29 at 100.00	AA	1,375,259
2,680	4.000%, 10/01/36	10/29 at 100.00	AA	3,141,737
3,500	4.000%, 10/01/48	10/29 at 100.00	AA	3,992,415
5,280	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2020A, 4.000%, 10/01/44	10/30 at 100.00	AA	6,131,717

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,125	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	$2,140,746
1,555	Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%, 10/01/37	10/25 at 101.00	AA-	1,738,319
	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Series 2020A:
1,000	4.000%, 4/01/35 – BAM Insured	4/28 at 100.00	AA	1,132,360
525	4.000%, 4/01/36 – BAM Insured	4/28 at 100.00	AA	591,906
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340	4.000%, 4/01/38	4/28 at 100.00	A+	383,095
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,004,419
900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	1,006,902
2,140	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,190,953
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	387,385
300	Excelsior Springs, Missouri, Certificate of Participation, Refunding Series 2020B, 4.000%, 3/01/31 – BAM Insured	No Opt. Call	AA	365,076
100	Florissant Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Florissant - Cross Keys Redevelopment Project, Refunding Series 2003, 5.625%, 5/01/24	3/21 at 100.00	N/R	100,147
410	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	3/21 at 100.00	N/R	410,115
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,188,041
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)	3/21 at 100.00	N/R	876,200
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	542,084
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,889,516
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	3,905,965
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,561,045
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	868,155
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	1,000,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Harrisonville, Missouri, Certificates of Participation, Refunding & Improvement Series 2021:
$405	3.000%, 11/01/21	No Opt. Call	A+	$411,646
345	4.000%, 11/01/27	No Opt. Call	A+	400,228
375	4.000%, 11/01/29	No Opt. Call	A+	440,925
400	4.000%, 11/01/31	11/30 at 100.00	A+	468,588
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BB+	1,555,716
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	1,692,007
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BB+	1,946,757
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	1,018,370
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,323,218
	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A:
1,000	5.000%, 9/01/21	No Opt. Call	AA-	1,023,440
925	5.000%, 9/01/32	9/21 at 100.00	AA-	946,349
1,100	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	1,141,701
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,234,512
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,833,660
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,927,293
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,072,396
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	422,831
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,109,000
235	3.625%, 10/01/32	10/27 at 100.00	AA-	255,936
343	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	3/21 at 100.00	N/R	342,545
760	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	3/21 at 100.00	N/R	133,034
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	1,274,052
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	105,552

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
$1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	$1,227,886
785	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	810,999
1,750	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31	11/29 at 100.00	N/R	1,828,768
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,031,340
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,095,970
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,024,230
660	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	684,123
575	Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%, 10/01/35	10/29 at 100.00	BBB+	641,160
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,000	4.500%, 7/01/34	7/25 at 100.00	N/R	3,274,230
1,000	4.550%, 7/01/40	7/28 at 100.00	N/R	1,090,050
2,931	0.000%, 7/01/46	7/28 at 41.38	N/R	901,107
1,744	5.000%, 7/01/58	7/28 at 100.00	N/R	1,931,550
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,151,300
18	4.536%, 7/01/53	7/28 at 100.00	N/R	19,397
1,000	4.784%, 7/01/58	7/28 at 100.00	N/R	1,093,570
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	945,886
915	4.000%, 12/01/33	12/27 at 100.00	A-	980,121
490	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	489,976
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,224,973
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	253,560
660	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	658,251
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,937,456

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,230	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/49 – AGM Insured	10/30 at 100.00	AA	$2,717,879
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	922,370
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	898,440
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	871,880
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	843,670
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
2,460	4.000%, 3/15/44 – BAM Insured	3/30 at 100.00	AA	2,728,214
500	4.000%, 3/15/48 – BAM Insured	3/30 at 100.00	AA	551,195
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	561,696
345	4.000%, 4/01/30	4/25 at 100.00	A	382,815
565	4.000%, 4/01/32	4/25 at 100.00	A	623,658
585	4.000%, 4/01/33	4/25 at 100.00	A	644,015
2,145	Sedalia, Missouri, Certificates of Participation, Refunding & Improvement Series 2020, 4.000%, 9/15/39 – BAM Insured	9/27 at 100.00	AA	2,397,059
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,907,840
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	1,962,357
	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015:
2,205	5.000%, 4/01/27	4/25 at 100.00	Aa2	2,568,494
4,300	4.000%, 4/01/35	4/25 at 100.00	Aa2	4,679,991
	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A:
3,300	4.375%, 11/15/35	11/26 at 100.00	N/R	3,123,054
1,000	4.750%, 11/15/47	11/26 at 100.00	N/R	952,590
145	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	142,783
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,381,452
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,794,860
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	629,238
121,531	Total Tax Obligation/Limited			127,805,292

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 5.3%
$665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	$727,577
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A:
320	5.000%, 3/01/36 (AMT)	3/29 at 100.00	A2	386,883
1,230	5.000%, 3/01/39 (AMT)	3/29 at 100.00	A2	1,474,057
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,580	5.000%, 3/01/34 (AMT)	3/29 at 100.00	A2	1,921,264
2,500	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A2	3,032,700
7,300	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	8,608,087
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	8,207,430
4,555	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, 5.000%, 3/01/57 – AGM Insured (AMT)	3/30 at 100.00	AA	5,509,318
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A2	3,692,430
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2017D:
1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	1,674,975
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,176,940
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,173,690
32,070	Total Transportation			37,585,351
	U.S. Guaranteed – 5.6% (5)
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	402,120
200	3.000%, 1/15/33 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	214,464
1,015	5.000%, 1/15/44 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	1,147,133
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2	5,308,131
4,665	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	4,929,132
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	2,070,560
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	A-	3,985,171
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	4,063,016

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
$1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	$1,795,806
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,366,516
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	6,826,182
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa2	2,409,432
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	911,098
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25 (Pre-refunded 4/01/21)	4/21 at 100.00	AA+	2,507,700
660	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	4/21 at 100.00	N/R	669,676
37,870	Total U.S. Guaranteed			39,606,137
	Utilities – 16.0%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	705,905
720	4.000%, 1/01/42	1/25 at 100.00	A-	761,004
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,572,013
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,177,990
	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Refunding Series 2020B:
500	4.000%, 12/01/30	No Opt. Call	A+	591,455
850	4.000%, 12/01/31	12/30 at 100.00	A+	993,131
145	4.000%, 12/01/35	12/30 at 100.00	A+	166,005
250	Franklin County Public Water Supply District 3, Missouri, Waterworks and Sewerage System Revenuen Bonds, Refunding Series 2020A, 4.000%, 12/01/26	No Opt. Call	A+	290,323
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,870,884
145	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	174,724
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	579,575
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,155,530
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,154,250
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,558,640
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,442,700

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,225	Kansas City, Missouri, Water Revenue Bonds, Series 2020A, 4.000%, 12/01/44	12/30 at 100.00	AA+	$1,461,670
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,244,160
1,250	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2019, 4.000%, 7/01/38	7/26 at 100.00	A+	1,364,775
1,775	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,099,452
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
6,000	5.000%, 5/01/42	5/27 at 100.00	AAA	7,205,880
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,392,320
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B:
1,390	5.000%, 5/01/38	5/29 at 100.00	AAA	1,757,641
3,060	5.000%, 5/01/44	5/29 at 100.00	AAA	3,807,772
2,675	5.000%, 5/01/49	5/29 at 100.00	AAA	3,312,854
4,365	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B, 5.000%, 5/01/47	5/30 at 100.00	AAA	5,522,947
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	447,619
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,360,250
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,072,200
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,956,014
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,275,040
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,671,613
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,951,051
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,779,100
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,305,045
650	5.000%, 12/01/37	6/25 at 100.00	A2	752,466
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	643,695
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,691,321
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	274,611

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
$2,885	5.000%, 1/01/32	1/25 at 100.00	A	$3,301,421
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,647,026
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,767,200
1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	1,688,940
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,606,321
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,376,105
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,792,545
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	3/21 at 100.00	N/R	2,072,587
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	276,418
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,512,841
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA+	323,236
1,465	5.000%, 12/01/32	12/25 at 100.00	AA+	1,731,894
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	1,530,450
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,688,041
	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015:
2,845	3.250%, 8/01/27	8/25 at 100.00	AA+	3,124,009
3,000	3.600%, 8/01/29	8/25 at 100.00	AA+	3,299,520
2,000	4.000%, 8/01/31	8/25 at 100.00	AA+	2,264,140
99,875	Total Utilities			113,546,319
$616,626	Total Long-Term Investments (cost $644,617,834)			682,292,727

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	MUNICIPAL BONDS – 1.1%
	Education and Civic Organizations – 0.9%
$3,580	Curators of the University of Missouri, System Facilities Revenue Bonds, Variable Rate Demand Obligations, Series 2007BA, 0.010%, 11/01/31 (6)	2/21 at 100.00	A-1+	$3,580,000

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B, 0.010%, 3/01/40 (6)	3/21 at 100.00	A-1	$2,900,000
6,480	Total Education and Civic Organizations			6,480,000
	Health Care – 0.2%
1,675	Missouri Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Credit Group, Variable Rate Demand Obligations, Series 2008C-5, 0.020%, 11/15/26 (6)	2/21 at 100.00	A-1+	1,675,000
$8,155	Total Short-Term Investments (cost $8,155,000)			8,155,000
	Total Investments (cost $652,772,834) – 97.2%			690,447,727
	Other Assets Less Liabilities – 2.8%			19,657,746
	Net Assets – 100%			$710,105,473
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$682,292,727	$ —	$682,292,727
Short-Term Investments:
Municipal Bonds	—	8,155,000	—	8,155,000
Total	$ —	$690,447,727	$ —	$690,447,727

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.5%
	MUNICIPAL BONDS – 99.2%
	Consumer Discretionary – 0.6%
	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019:
$1,350	5.000%, 12/01/44	12/29 at 100.00	BBB-	$1,393,645
3,160	5.000%, 12/01/51	12/29 at 100.00	BBB-	3,257,992
4,510	Total Consumer Discretionary			4,651,637
	Consumer Staples – 2.8%
20,690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,102,259
1,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,632,090
14,470	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	16,293,075
36,620	Total Consumer Staples			21,027,424
	Education and Civic Organizations – 8.7%
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,411,879
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,529,458
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,090,817
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32	10/29 at 100.00	Aa2	3,503,247
2,055	4.000%, 10/01/34	10/29 at 100.00	Aa2	2,408,008
1,925	Miami University of Ohio, General Receipts Bonds, Refunding Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	1,967,581
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,824,077
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,036,983
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,401,718

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,875	Miami University of Ohio, General Receipts Bonds, Refunding Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	AA	$3,277,989
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
100	5.000%, 12/01/26	No Opt. Call	Baa2	118,679
125	5.000%, 12/01/28	No Opt. Call	Baa2	153,056
150	5.000%, 12/01/30	No Opt. Call	Baa2	186,633
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,468,676
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,774,245
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,196,259
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,047,320
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 17.368%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	A+	1,515,337
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	2,830,875
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,786,781
	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton Project, Series 2020:
1,000	5.000%, 2/01/35	2/30 at 100.00	A+	1,260,620
900	4.000%, 2/01/36	2/30 at 100.00	A+	1,043,253
485	4.000%, 2/01/39	2/30 at 100.00	A+	554,486
2,000	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Series 2020A, 5.000%, 12/01/29	No Opt. Call	Aa1	2,627,320
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,492,390
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,662,100
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,344,907
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,413,616
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,083,190
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,454,650
2,000	Wright State University, Ohio, General Reciepts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	2,012,740
55,825	Total Education and Civic Organizations			64,478,890

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 8.5%
$2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	$2,999,125
850	Butler County, Ohio, Hospital Faciliteis Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	4/21 at 100.00	A+	853,731
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,113,006
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,306,692
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,701,850
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,600	5.000%, 6/15/43	6/23 at 100.00	Ba2	1,650,736
495	5.250%, 6/15/43	6/23 at 100.00	Ba2	513,389
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,682,638
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,099,240
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC:
600	5.000%, 11/15/41	No Opt. Call	AA	842,802
3,000	5.000%, 11/15/49	No Opt. Call	AA	4,396,200
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	3/21 at 100.00	A-	120,371
2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	2,711,970
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	949,735
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,077,880
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,112,140
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
1,155	5.000%, 1/01/30	1/28 at 100.00	AA	1,449,675
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,415,043
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,475	5.000%, 1/15/28	1/23 at 100.00	A	1,587,188
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,713,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A:
$2,725	5.000%, 1/15/50	1/30 at 100.00	A	$3,333,983
2,280	4.000%, 1/15/50	1/30 at 100.00	A	2,583,263
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,898,200
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,825	5.000%, 12/01/37	12/22 at 100.00	Ba3	3,872,392
5,610	5.000%, 12/01/42	12/22 at 100.00	Ba3	5,652,075
55,135	Total Health Care			62,636,999
	Housing/Multifamily – 0.3%
2,075	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	3/21 at 100.00	Aa1	2,079,026
	Industrials – 0.6%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc Project, Series 2009-5:
895	5.000%, 6/01/22	3/21 at 100.00	AA+	898,240
1,645	5.000%, 12/01/24	3/21 at 100.00	AA+	1,650,889
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	1,669,120
4,140	Total Industrials			4,218,249
	Tax Obligation/General – 22.2%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,803,436
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	904,918
380	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006, 5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	487,377
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	890,430
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,752,184
5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	6,961,828
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	5,946,550
5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	6,463,300
3,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/40	4/29 at 100.00	AAA	3,768,840

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$6,360	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 4/01/34	10/30 at 100.00	AAA	$8,366,008
490	Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital Improvement Series 2020A, 4.000%, 12/01/33	6/30 at 100.00	AA	586,368
	Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2020:
850	4.000%, 12/01/31	12/28 at 100.00	AA	1,010,191
1,205	4.000%, 12/01/32	12/28 at 100.00	AA	1,425,985
5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/44	12/28 at 100.00	AAA	5,797,150
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,127,390
450	5.000%, 12/01/24	No Opt. Call	Aaa	525,762
2,500	Fairborn City School District, Greene County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021A, 4.000%, 12/01/50 (WI/DD, settling 3/18/21)	12/30 at 100.00	Aa3	2,853,625
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	6,774,960
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,073,971
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa3	2,411,180
5,500	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Building Construction & Improvement Series 2021, 4.000%, 12/01/46 – AGM Insured (WI/DD, settling 3/17/21)	12/30 at 100.00	AA	6,399,580
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,140,360
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	427,090
850	0.000%, 12/01/30	No Opt. Call	Aa2	704,064
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,259,437
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,396,928
2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	2,893,944
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	999,921
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,978,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	$1,165,820
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	992,610
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	982,940
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,286,490
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,678,705
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	922,725
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500	5.000%, 9/15/27	No Opt. Call	AA+	5,687,550
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,708,550
11,430	Ohio State, General Obligation Bonds, Common Schools Series 2019A, 5.000%, 6/15/37	6/29 at 100.00	AA+	14,521,129
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,276,260
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,138,575
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,564,112
	Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2020B:
350	5.000%, 8/01/32	8/28 at 100.00	AA+	443,650
270	5.000%, 8/01/36	8/28 at 100.00	AA+	337,932
	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2020C:
1,750	5.000%, 3/01/39	3/31 at 100.00	AA+	2,287,775
1,000	5.000%, 3/01/40	3/31 at 100.00	AA+	1,302,000
	Ohio State, General Obligation Bonds, Refunding Highway Capital Improvement, Series 2020W:
1,400	5.000%, 5/01/33	5/30 at 100.00	AAA	1,837,682
800	5.000%, 5/01/34	5/30 at 100.00	AAA	1,045,024
1,190	5.000%, 5/01/35	5/30 at 100.00	AAA	1,548,797
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obigation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,191,790
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,224,106
50	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	AA-	53,659
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,603,030

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48	12/29 at 100.00	AA	$4,589,000
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,572,709
6,000	Sycamore Community School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45	6/29 at 100.00	AAA	6,879,120
1,200	Toledo, Ohio, General Obligation Bonds, Limited Tax Capital Improvement Series 2020, 4.000%, 12/01/35	12/30 at 100.00	A2	1,357,056
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,195,800
	Westerville City School District, Franklin and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2020:
1,000	3.000%, 12/01/43	6/29 at 100.00	Aa1	1,056,450
2,165	3.000%, 12/01/44	6/29 at 100.00	Aa1	2,272,081
137,715	Total Tax Obligation/General			163,853,968
	Tax Obligation/Limited – 19.3%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
160	5.000%, 12/01/21	3/21 at 100.00	N/R	161,272
950	5.000%, 12/01/25	3/21 at 100.00	N/R	956,356
1,165	5.000%, 12/01/30	3/21 at 100.00	N/R	1,171,186
1,890	5.000%, 12/01/35	3/21 at 100.00	N/R	1,898,392
	Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A:
5,500	4.000%, 12/01/45	12/29 at 100.00	Aa2	6,279,515
4,000	4.000%, 12/01/49	12/29 at 100.00	Aa2	4,532,800
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,541,875
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,228,620
1,000	Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30	No Opt. Call	Aa2	1,226,720
1,335	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,409,279
9,530	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Refunding Series 2020D, 5.000%, 12/01/26	No Opt. Call	AA	11,751,919
1,000	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014, 5.000%, 12/01/28	12/24 at 100.00	AAA	1,158,240
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,467,377
495	Fairborn City School District, Greene, Clark and Montgomery Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2021, 4.000%, 12/01/37 – BAM Insured (WI/DD, settling 3/10/21)	12/28 at 100.00	AA	574,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,560	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	$4,171,074
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	1,235,390
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,096,835
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	6,890,210
	Gahanna-Jefferson City School District, Franklin County, Ohio, Certificates of Participation, School Facilities Project, Series 2021:
1,020	4.000%, 12/01/31 – BAM Insured (WI/DD, settling 3/18/21)	12/30 at 100.00	AA	1,247,174
1,320	4.000%, 12/01/32 – BAM Insured (WI/DD, settling 3/18/21)	12/30 at 100.00	AA	1,605,622
1,375	4.000%, 12/01/33 – BAM Insured (WI/DD, settling 3/18/21)	12/30 at 100.00	AA	1,664,534
	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School:
1,320	4.000%, 12/01/39 (WI/DD, settling 3/09/21)	12/29 at 100.00	Aa1	1,531,042
1,425	4.000%, 12/01/41 (WI/DD, settling 3/09/21)	12/29 at 100.00	Aa1	1,642,412
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	2,008,961
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AAA	1,252,850
1,105	5.000%, 12/01/33	12/25 at 100.00	AAA	1,316,762
2,180	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,621,733
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	458,160
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,853,906
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,525,090
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,275,817
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,537,432
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	397,916
855	0.000%, 9/01/28	No Opt. Call	Aa2	761,309
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,180,124
1,070	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,107,568

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A:
$2,465	5.000%, 4/01/38	4/29 at 100.00	AA	$3,069,048
2,485	5.000%, 4/01/39	4/29 at 100.00	AA	3,085,774
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,516,888
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,034,544
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,488,348
1,080	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31	No Opt. Call	AA	1,463,832
1,250	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2019-1, 5.000%, 12/15/31	No Opt. Call	AA	1,710,288
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,598,707
2,095	Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,605,635
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,221,260
500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	535,390
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	986,720
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,320	4.500%, 7/01/34	7/25 at 100.00	N/R	9,080,531
1,257	4.550%, 7/01/40	7/28 at 100.00	N/R	1,370,193
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	545,025
295	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	3/21 at 100.00	N/R	295,404
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,515,206
800	5.000%, 12/01/24	12/22 at 100.00	AA+	865,688
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,196,280
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,194,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	$3,179,816
123,517	Total Tax Obligation/Limited			142,299,024
	Transportation – 4.7%
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	3,989,580
5,245	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	5,943,424
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	8,606,886
11,000	Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	12,107,810
2,450	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,663,787
1,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,221,100
30,920	Total Transportation			34,532,587
	U.S. Guaranteed – 15.5% (5)
2,155	Cincinnati, Ohio, General Obligation Bonds,Various Purpose, Refunding & Improvement Series 2015A, 5.250%, 12/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	AA	2,581,604
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	5,365,907
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	7,280,490
1,000	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	1,040,070
3,450	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	3,588,242
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,111,156
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,290,737
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,352,468
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
755	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	843,244
2,245	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	2,519,743
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,560,750
775	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	806,388
1,000	5.000%, 1/01/27 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,040,500

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
$1,810	5.000%, 12/01/32 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	$2,120,831
1,585	5.000%, 12/01/33 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,857,192
1,385	5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,622,846
1,055	5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,236,175
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	12,121,547
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	10,652,981
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,042,570
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	476,975
11,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	12,725,622
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	3,372,127
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	291,684
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,380,345
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 18.193%, 11/15/43 (Pre-refunded 5/15/23), 144A (IF) (4)	5/23 at 100.00	AA+	4,419,687
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa2	1,839,439
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	9,832,230
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,084,410
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
560	5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	605,730
1,305	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	1,415,155
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	1,813,746
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46 (Pre-refunded 12/01/25)	12/25 at 100.00	A2	5,937,678
102,455	Total U.S. Guaranteed			114,230,269

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 16.0%
$1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/21 at 100.00	AA	$1,394,768
1,750	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28	No Opt. Call	A	2,204,335
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,669,005
6,500	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,656,285
1,665	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,023,341
	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2020A:
250	4.000%, 2/15/40	2/29 at 100.00	A	285,587
1,200	4.000%, 2/15/44	2/29 at 100.00	A	1,358,400
1,330	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	1,433,634
1,315	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,605,865
	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000	4.000%, 11/15/35 – AGM Insured	11/29 at 100.00	AA	1,178,430
2,000	4.000%, 11/15/38 – AGM Insured	11/29 at 100.00	AA	2,333,440
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,510,760
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	3,478,022
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,612,350
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,688,148
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	6,063,850
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,166,892
1,115	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/32	12/30 at 100.00	AA+	1,481,300
	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865	4.000%, 10/01/37 – BAM Insured	10/29 at 100.00	AA	995,892
1,000	4.000%, 10/01/38 – BAM Insured	10/29 at 100.00	AA	1,147,940
1,015	4.000%, 10/01/39 – BAM Insured	10/29 at 100.00	AA	1,162,287
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	1,274,559
1,745	Lebanon, Ohio, Water System Revenue Bonds, Improvement & Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,804,155

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	$1,103,830
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	6,943,228
820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	1,025
10,025	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	12,531
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Refunding Series 2019B:
1,560	5.000%, 12/01/29	No Opt. Call	AAA	2,073,677
1,170	5.000%, 6/01/30	No Opt. Call	AAA	1,567,917
1,100	5.000%, 12/01/30	No Opt. Call	AAA	1,489,191
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	3,698,847
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,319,102
4,840	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	6,094,818
1,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	1,095,628
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	6,135,950
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,166,600
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A:
8,000	5.000%, 12/01/37	6/30 at 100.00	AAA	10,390,640
3,000	5.000%, 12/01/50	6/30 at 100.00	AAA	3,795,000
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B, 4.000%, 12/01/38	12/30 at 100.00	AAA	5,997,650
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,179,398
115,060	Total Utilities			118,594,277
$667,972	Total Municipal Bonds (cost $690,669,462)			732,602,350

Shares	Description (1)	Value
	COMMON STOCKS – 1.3%
	Electric Utilities – 1.3%
350,634	Energy Harbor Corp, (7), (8), (9)	$9,861,581
	Total Common Stocks (cost $9,249,818)	9,861,581
	Total Long-Term Investments (cost $699,919,280)	742,463,931
	Other Assets Less Liabilities – (0.5)%	(3,636,354)
	Net Assets – 100%	$738,827,577
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$732,602,350	$ —	$732,602,350
Common Stocks	—	9,861,581	—	9,861,581
Total	$ —	$742,463,931	$ —	$742,463,931

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.7%
	MUNICIPAL BONDS – 103.8%
	Consumer Discretionary – 0.2%
$105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	B	$106,797
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	3/21 at 100.00	B1	250,292
355	Total Consumer Discretionary			357,089
	Consumer Staples – 1.6%
675	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/21 at 100.00	N/R	675,236
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	3/21 at 100.00	B-	507,065
1,060	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,141,080
2,235	Total Consumer Staples			2,323,381
	Education and Civic Organizations – 5.5%
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,086,520
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,335,451
1,965	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	2,107,187
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020:
420	4.000%, 3/15/30	No Opt. Call	BBB	467,372
500	4.000%, 3/15/40	3/30 at 100.00	BBB	544,950
1,200	5.000%, 3/15/50	3/30 at 100.00	BBB	1,409,160
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45	2/30 at 100.00	Baa1	1,066,060
7,385	Total Education and Civic Organizations			8,016,700
	Health Care – 22.2%
440	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	525,994
5,765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2020, 4.000%, 7/01/36	7/29 at 100.00	A	6,541,834
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.849%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	280,890

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C:
$4,000	5.000%, 2/15/47	2/27 at 100.00	A-	$4,516,960
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	9,671,940
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,118,180
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,243,200
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,458,267
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	280,310
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,122,520
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,099,760
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	BBB-	565,960
175	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020A, 4.000%, 2/15/37 – AGM Insured	2/30 at 100.00	AA	204,482
29,045	Total Health Care			32,630,297
	Housing/Multifamily – 19.0%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,057,760
3,020	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	3,087,799
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,139,700
655	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	3/21 at 100.00	AA	656,389
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,255,135
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
1,000	4.000%, 11/01/47	11/26 at 100.00	AA	1,064,440
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,136,220
2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	2,388,776

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
$145	3.700%, 11/01/33	11/27 at 100.00	AA	$159,749
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,204,920
6,720	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.375%, 5/01/57	11/28 at 100.00	AA	7,009,565
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,716,425
26,395	Total Housing/Multifamily			27,876,878
	Industrials – 0.9%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	751,100
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	109,854
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	458,014
1,245	Total Industrials			1,318,968
	Long-Term Care – 12.0%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc, Series 2011, 6.650%, 9/01/43	3/21 at 100.00	N/R	1,000,510
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A, 4.450%, 3/01/30	3/21 at 100.00	N/R	474,015
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	1,778,380
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,083,620
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,082,200
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,916,600
1,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019A, 5.000%, 7/01/49	7/26 at 100.00	A	1,652,101
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019B, 5.000%, 7/01/38	7/26 at 100.00	A	578,040
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	191,103
1,520	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	BBB+	1,623,330
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2021A:
1,000	4.000%, 8/15/51 (WI/DD, settling 3/10/21)	8/31 at 100.00	BBB+	1,102,170
1,000	4.000%, 8/15/55 (WI/DD, settling 3/10/21)	8/31 at 100.00	BBB+	1,091,790

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	$2,075,800
16,905	Total Long-Term Care			17,649,659
	Tax Obligation/General – 1.7%
525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured	3/21 at 100.00	AA	542,682
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured	3/21 at 100.00	AA	698,456
425	5.750%, 7/01/37 – AGM Insured	3/21 at 100.00	AA	444,886
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	3/21 at 100.00	Baa2	793,223
2,395	Total Tax Obligation/General			2,479,247
	Tax Obligation/Limited – 31.6%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	1,946,464
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,573,150
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,717,100
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,426,618
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,624,355
590	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	603,452
845	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BB	961,120
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,353,262
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB	134,671
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	3/21 at 100.00	A2	676,971
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	968,976
500	5.000%, 11/15/31	11/26 at 100.00	A+	604,995
550	5.000%, 11/15/32	11/26 at 100.00	A+	664,818

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
$95	4.000%, 11/15/21	No Opt. Call	A+	$97,514
145	5.000%, 11/15/22	No Opt. Call	A+	156,670
630	5.000%, 11/15/28	11/26 at 100.00	A+	767,731
500	5.000%, 11/15/34	11/26 at 100.00	A+	601,930
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,201,420
500	5.000%, 11/15/36	11/26 at 100.00	A+	599,495
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,084,900
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	3/21 at 100.00	C	508,080
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	600,965
435	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	490,676
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,241,180
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	3/21 at 100.00	AA	516,855
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured	3/21 at 100.00	AA	1,059,553
3,085	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	Aa3	3,716,283
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
120	5.000%, 10/01/25 – NPFG Insured	3/21 at 100.00	Baa2	121,879
125	5.000%, 10/01/28 – FGIC Insured	3/21 at 100.00	Baa2	126,944
	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016:
390	5.000%, 12/15/27	6/26 at 100.00	Aa3	474,142
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,205,400
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	602,125
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,135,960
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
1,125	5.250%, 12/15/23	No Opt. Call	AA	1,243,732
675	5.250%, 12/15/27	No Opt. Call	AA	821,441
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	Baa1	820,521
2,170	5.000%, 12/15/28	12/22 at 100.00	Baa1	2,296,663
500	5.000%, 12/15/29	12/22 at 100.00	Baa1	527,940

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
$2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	$1,779,811
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,543,533
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/50 – AGM Insured	12/30 at 46.55	AA	1,736,400
54,820	Total Tax Obligation/Limited			46,335,695
	Transportation – 1.1%
145	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	150,120
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,032,900
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	371,785
1,500	Total Transportation			1,554,805
	U.S. Guaranteed – 2.4% (5)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
2,025	5.250%, 12/15/23 (ETM)	No Opt. Call	AA	2,184,550
190	5.250%, 12/15/27 (ETM)	No Opt. Call	AA	232,529
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc, Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	10,699
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R	906,001
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	11,892
130	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A	144,277
3,175	Total U.S. Guaranteed			3,489,948
	Utilities – 5.6%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,244
125	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	130,191
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	1,075
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	1,250
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	331
575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured	3/21 at 100.00	AA	594,383

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	$609,220
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	3/21 at 100.00	AA	816,631
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured	3/21 at 100.00	AA	315,276
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675	5.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	719,948
130	5.250%, 7/01/26 – NPFG Insured	No Opt. Call	Baa2	141,574
2,760	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,253,350
185	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	225,874
250	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	284,300
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	3/21 at 100.00	CCC	1,158,912
10,695	Total Utilities			8,253,559
$156,150	Total Municipal Bonds (cost $144,880,000)			152,286,226

Shares	Description (1)	Value
	COMMON STOCKS – 1.9%
	Electric Utilities – 1.9%
100,944	Energy Harbor Corp, (7), (8), (9)	$2,839,050
	Total Common Stocks (cost $2,869,331)	2,839,050
	Total Long-Term Investments (cost $147,749,331)	155,125,276
	Floating Rate Obligations – (5.5)%	(8,020,000)
	Other Assets Less Liabilities – (0.2)%	(378,397)
	Net Assets – 100%	$146,726,879

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$152,286,226	$ —	$152,286,226
Common Stocks	—	2,839,050	—	2,839,050
Total	$ —	$155,125,276	$ —	$155,125,276

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.